Basic and Diluted Net Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share Option [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Diluted weighted average number of shares outstanding	97,228,400	98,171,200
Restricted Stock [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Diluted weighted average number of shares outstanding	381,104,276	254,893,245
Preferred Shares [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Diluted weighted average number of shares outstanding	1,456,000,000
Warrants [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Diluted weighted average number of shares outstanding	2,231,316,096	2,231,316,096